Disclosure of share-based payment arrangements (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Share-based Payments	$ 1,415,639	$ 970,796	$ 542,513
General and Administrative Expenses [Member]
Statement [Line Items]
Share-based Payments	676,054	467,939	100,233
Exploration Expenditures [Member]
Statement [Line Items]
Share-based Payments	739,585	502,857	(34,144)
Shares issued for services [Member]
Statement [Line Items]
Share-based Payments	358,490
Shares issued for services [Member] | General and Administrative Expenses [Member]
Statement [Line Items]
Share-based Payments	85,500
Shares issued for services [Member] | Exploration Expenditures [Member]
Statement [Line Items]
Share-based Payments	272,990
Commitment to issue bonus shares [Member]
Statement [Line Items]
Share-based Payments	23,825	27,462	66,089
Commitment to issue bonus shares [Member] | General and Administrative Expenses [Member]
Statement [Line Items]
Share-based Payments	0	27,462	100,233
Commitment to issue bonus shares [Member] | Exploration Expenditures [Member]
Statement [Line Items]
Share-based Payments	23,825	0	(34,144)
RSU's vested [Member]
Statement [Line Items]
Share-based Payments	27,575
RSU's vested [Member] | General and Administrative Expenses [Member]
Statement [Line Items]
Share-based Payments	27,575
RSU's vested [Member] | Exploration Expenditures [Member]
Statement [Line Items]
Share-based Payments	0
Fair value of stock options granted [Member]
Statement [Line Items]
Share-based Payments	1,005,749	943,334	476,424
Fair value of stock options granted [Member] | General and Administrative Expenses [Member]
Statement [Line Items]
Share-based Payments	562,979	440,477	369,883
Fair value of stock options granted [Member] | Exploration Expenditures [Member]
Statement [Line Items]
Share-based Payments	$ 442,770	$ 502,857	$ 106,541